Cover	Apr. 04, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed by BitNile Metaverse, Inc. is being filed solely to clarify that the transaction disclosed was approved by a majority of a quorum of the Board of Directors, rather than a majority of the directors.
Document Period End Date	Apr. 04, 2023
Entity File Number	001-40701
Entity Registrant Name	BitNile Metaverse, Inc.
Entity Central Index Key	0001437491
Entity Tax Identification Number	30-0680177
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 Pearl Parkway Suite 200
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	1-800
Local Phone Number	762-7293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BNMV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false